Share-based Payment	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payment

Note 8—Share-based Payment

As an incentive to the senior management, other employees, members of the Board and select consultants, Ascendis Pharma A/S has established warrant programs, a Restricted Stock Unit (“RSU”) program adopted in December 2021, and a Performance Stock Unit (“PSU”) program adopted in February 2023, which are all classified as equity-settled share-based payment transactions.

Share-based Compensation Costs

Share-based compensation costs are determined using the grant date fair value and are recognized over the vesting period as research and development expenses, selling, general and administrative expenses, or cost of sales. For the three and six months ended June 30, 2026 and 2025, share-based compensation costs recognized in the unaudited condensed consolidated interim statement of profit or loss were €29.6 million and €60.0 million, respectively, and €30.0 million and €55.6 million, respectively.

Restricted Stock Unit Program

RSUs are granted by the Board to members of senior management, other employees and members of the Board (the “RSU-holders”), as stipulated in the program. In addition, RSUs may be granted to select consultants.

One RSU represents a right for the RSU-holder to receive one ordinary share of Ascendis Pharma A/S upon vesting, if the vesting conditions are met. RSUs granted vest over three years with 1/3 of the RSUs vesting on each anniversary date from the date of grant, and require RSU-holders to be employed, appointed as a member of the Board, or retained as a consultant (the “service conditions”).

Performance Stock Unit Program

PSUs are granted by the Board to certain members of senior management (the “PSU-holders”), as stipulated in the program. In addition, PSUs may be granted to other employees, select consultants and members of the Board.

One PSU represents a right for the PSU-holder to receive one ordinary share of Ascendis Pharma A/S upon vesting. PSUs vest in a manner similar to the service conditions of the RSUs. In addition to service conditions, vesting is also contingent upon achievement of long-term strategic goals as evaluated by the Board no later than two weeks prior to each vesting date. Exceeding performance targets will not result in vesting of more than 100% of the PSUs granted, nor will it result in additional grants.

RSU and PSU Activity

The following table specifies the number of outstanding RSUs and PSUs:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2026	1,179,828	165,258	1,345,086
Granted during the period	541,771	102,778	644,549
Settled during the period	(63,779)	(839)	(64,618)
Transferred during the period	(500,052)	(85,820)	(585,872)
Forfeited during the period	(50,720)	(12,097)	(62,817)
June 30, 2026	1,107,048	169,280	1,276,328
Specified by vesting year
2027	566,701	82,182	648,883
2028	366,687	54,954	421,641
2029	173,660	32,144	205,804
June 30, 2026	1,107,048	169,280	1,276,328

Warrant Program

Warrants are granted by the Board in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to all employees, members of the Board and select consultants. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of the Company’s ordinary shares at the time of grant as determined by the Board.

Warrant Activity

The following table specifies the number and weighted average exercise prices of, and movements in, warrants:

	Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2026	5,222,591	103.24
Granted during the period	171,670	196.17
Exercised during the period	(576,705)	89.26
Forfeited during the period	(57,032)	138.66
Expired during the period	(645)	12.33
June 30, 2026	4,759,879	107.87
Vested at June 30, 2026	4,008,234	100.09

The exercise prices of outstanding warrants under the Company’s warrant programs range from €19.42 to €211.85 depending on the grant dates.